Related party transactions - Disclosure of Liabilities to Related Parties (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Mar. 31, 2022
Liabilities to shareholders:
Loans and borrowings	€ 788,836	€ 723,230
Warrant liability	19,227	22,589
Closing balance for the year	65,649	5,150
Key management personnel
Liabilities to key management personnel:
Post employment benefit liability	196	638
Shareholders
Liabilities to shareholders:
Loans and borrowings	61,324	0
Warrant liability	€ 4,129	€ 4,512